Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' equity [Abstract]
STOCKHOLDERS' EQUITY
17.	STOCKHOLDERS’ EQUITY

Preferred Stock

As of March 31, 2016, we had 4,578,070 shares of preferred stock issued and outstanding. Additionally, there are a total of 3,187,500 Series A Warrants outstanding that are convertible into common stock or preferred stock.

The rights and obligations of the holders of the preferred stock are set forth in the certificate of designations relating thereto.

At any time after its initial issuance date, each share of preferred stock is convertible into validly issued, fully paid and non-assessable shares of common stock based on a conversion price of $4.00 per share, subject to adjustment for unpaid dividends and any accrued charges, as well as equitable adjustments for stock splits, recapitalizations and similar transactions. However, it will effect the conversion of any preferred stock and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, the holder would beneficially own in excess of either 4.99% or 9.99% (the “Maximum Percentage”) (as elected in writing by the holder on or prior to the initial issuance date of the preferred stock) of the shares of common stock outstanding immediately after giving effect to such conversion. For purposes of the foregoing sentence, beneficial ownership shall be calculated in accordance with Section 13(d) of the Exchange Act, and the shares of common stock issuable to a holder pursuant to the terms of the preferred stock in excess of the Maximum Percentage shall not be deemed to be beneficially owned by such holder for any purpose including for purposes of Section 13(d) or Rule 16a-1(a)(1) of the Exchange Act. All of the holders of the issued and outstanding preferred stock as of the date of this filing have elected a Maximum Percentage of 4.99%.

Under the certificate of designations, we may not enter into or be party to a “Fundamental Transaction” unless the successor entity assumes in writing all of our obligations under the certificate of designations. A “Fundamental Transaction” means, among other things, a transaction in which we, directly or indirectly, including through subsidiaries, affiliates or otherwise, in one or more related transactions, (i) consolidate or merge with or into (whether or not we are the surviving corporation) another entity; (ii) sell, assign, transfer, convey or otherwise dispose of all or substantially all of our properties or assets or any of our “significant subsidiaries” (as defined in Rule 1-02 of Regulation S-X) to one or more entities; (iii) make, or allow one or more entities to make, or allow us to be subject to or have our common stock be subject to or party to one or more entities making, a purchase, tender or exchange offer that is accepted by at least 50% of the outstanding shares of common stock; (iv) consummate a stock or share purchase agreement or other business combination (including a reorganization, recapitalization, spin-off or scheme of arrangement) with one or more entities whereby all such entities, individually or in the aggregate, acquire at least 50% of the outstanding shares of common stock; or (v) reorganize, recapitalize or reclassify our common stock. The foregoing provisions will not apply to a Fundamental Transaction where the purchaser or other successor entity provides cash consideration and such Fundamental Transaction does not involve the issuance of any securities to the holders of our securities or securities of our affiliates.

If at any time we grant, issue or sell any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of common stock, which is referred to as Purchase Rights, then each holder of preferred stock will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which such holder could have acquired if such holder had held the number of shares of common stock acquirable upon complete conversion of all preferred stock (without taking into account any limitations or restrictions on the convertibility of the shares of preferred stock) held by such holder immediately prior to the date on which a record is taken for the grant, issuance or sale of such Purchase Rights.

Holders of preferred stock have no voting rights with respect to their preferred stock, except as required by law.

Shares of preferred stock rank pari passu to the shares of common stock in respect of preferences as to dividends, distributions and payments upon our liquidation, dissolution and winding up, except that in a liquidation event, the holders of preferred stock shall be entitled to receive in cash out of our assets an amount per share of preferred stock equal to the greater of $4.00 (plus any unpaid dividends and accrued charges, as equitably adjusted for stock splits, recapitalizations and similar transactions) and the amount per share such holder would receive if such holder converted such preferred stock into common stock immediately prior to the date of such payment (without regard to any limitations on conversion), provided that if the liquidation funds are insufficient to pay the full amount due to the holders, then each holder shall receive a percentage of the liquidation funds equal to the full amount of liquidation funds payable to such holder, as a percentage of the full amount of liquidation funds payable to all holders (on an as-converted basis, without regard to any limitations on conversion set forth herein) and all holders of common stock.

Under the terms of the preferred stock, if holders convert their preferred stock and we fail to deliver common stock in response within the time periods and in the manner specified in the certificate of designations, we may suffer substantial penalties.

Our Amended Charter and related Certificate of Incorporation also provides that additional shares of preferred stock may be issued from time to time in one or more series. Our board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions, applicable to such additional shares of each series. Our board of directors will be able to, without stockholder approval, issue preferred stock with voting and other rights that could adversely affect the voting power and other rights of the holders of the common stock and could have anti-takeover effects, but subject to the rights of the holders of the preferred stock. The ability of our board of directors to issue preferred stock without stockholder approval could have the effect of delaying, deferring or preventing a change of control of us or the removal of existing management.

Between February 2, 2016 and February 3, 2016, the Company issued an aggregate of 1,680,557 shares of preferred stock at a value of $3,361,114 to certain holders of Series B-1 Warrants who exercised their Series B-1 Warrants using the alternative cashless exercise feature and elected to receive their shares in the form of preferred stock rather than common stock. These shares were issued pursuant to exemptions from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”) under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

On February 29, 2016 the Company issued an aggregate of 1,527,778 shares of preferred stock at a value of $2,979,167 to certain holders of Series B-1 Warrants who exercised their warrants using the alternative cashless exercise feature and elected to receive their shares in the form of preferred stock rather than common stock. These shares were issued pursuant to exemptions from the registration requirements of the Securities Act under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

Common Stock

As of March 31, 2016, we had 9,720,218 shares of common stock issued and outstanding. Additionally, there are 4,578,070 issued and outstanding shares of preferred stock convertible into common stock, outstanding warrants exercisable into 7,875,000 shares of common stock that were issued in exchange for former Chart warrants, and 3,187,500 Series A Warrants and 275,000 Series B Warrants outstanding that are convertible into common stock or preferred stock (with the Series B Warrants convertible into a maximum of 1,344,446 shares using the alternative cashless exercise feature as described in Note 15, above, under the heading “Series A Warrants and Series B Warrants”).

Additionally, pursuant to the terms of the Merger Agreement, we may be obligated to issue additional shares of common stock thereunder to the Members (or the Members may be required to forfeit certain of their shares of common stock) as a result of (i) adjustments to the merger consideration payable to the Members as a result of Tempus’ working capital and/or debt as of the completion of the Business Combination varying from the estimates that were made at the time of the consummation of the Business Combination, (ii) Tempus meeting certain financial milestones pursuant to the earn-out provisions of the Merger Agreement, up to a total of 6,300,000 shares and (iii) any indemnification payments that are made under the Merger Agreement by delivery of shares of common stock. The shares of common stock issued to the Members under the Merger Agreement are subject to certain lock-up restrictions as set forth in the Tempus Registration Rights Agreement to which the Members are subject.

Additionally, we may issue awards for up to a maximum of 640,616 shares of common stock under our 2015 Omnibus Equity Incentive Plan. On January 22, 2016 our compensation committee awarded 499,000 options to purchase our common stock at a price of $2.05, to our employees and our board of directors. These options are subject to a minimum vesting period of three years.

Holders of common stock have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the common stock. Holders of common stock are entitled to receive such dividends, if any, as may be declared from time to time by the board of directors in its discretion out of funds legally available therefor.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Our board of directors is divided into three classes, each of which will generally serve for a term of three years (with a shorter period for the initial directors upon the Business Combination, where they continue until their class is up for election) with only one class of directors being elected in each year and with directors only permitted to be removed for cause. There is no cumulative voting with respect to the election of directors, with the result that the holders of more than 50% of the shares voted for the election of directors can elect all of the directors up for election at such time.

Certain shares of common stock that were issued in the Business Combination in exchange for Chart’s common stock held by certain of its initial stockholders, which we refer to as Founder Shares, are subject to forfeiture upon certain conditions. With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to our officers and directors and other persons or entities affiliated with the Chart’s initial stockholders, each of whom will be subject to the same transfer restrictions) until the earlier of (i) July 31, 2016 or earlier if the last sales price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after July 31, 2015, or (ii) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, 234,375 Founder Shares are subject to forfeiture pro rata by Chart’s initial stockholders in the event the last sales price of our common stock does not equal or exceed $11.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 60 months following July 31, 2015. An additional 234,375 Founder Shares, will be subject to forfeiture pro rata by Chart’s initial stockholders in the event the last sales price of our common stock does not equal or exceed $13.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period prior to July 31, 2020. Chart’ s initial stockholders have agreed that such shares will be subject to lockup and will not sell or transfer Founder Shares that remain subject to forfeiture as described above, until such time as the related forfeiture provisions no longer apply. The securities held by Chart’s initial stockholders are also subject to certain other lock-up restrictions under the terms of the Founders’ Registration Rights Agreement, to which such stockholders are subject.

We have made an adjustment to our capital contributed in excess of par to account for the fact that the Financing and Business Combination expenses, along with the valuation of the warrant liabilities associated with the warrants issued pursuant thereto, caused capital contributed in excess of par to go below zero. Any excess negative amount due to these transactions that would otherwise have been allocated to capital contributed in excess of par has now been recognized as a negative retained earnings amount.

On February 24, 2016 the Company issued an aggregate of 641,666 shares of common stock at a value of $1,251,249 to certain holders of Series B-2 and Series B-3 Warrants who exercised their warrants using the alternative cashless exercise feature. These shares were issued pursuant to exemptions from the registration requirements of the Securities Act under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder.

On March 15, 2016, the Company purchased Tempus Jets, Inc. (“TJI”) from our CEO B. Scott Terry for consideration of $500,000, paid in the form of 242,131 shares of common stock of the Company. The number of shares issued to Mr. Terry was calculated based on the volume weighted average market price of the Company’s common stock for the previous 20 trading days. (See Note 8 above).

11.	STOCKHOLDERS’ EQUITY

Preferred Stock

As of December 31, 2015, we had 1,369,735 shares of preferred stock issued and outstanding. Additionally, there are a total of 3,187,500 Series A Warrants and 1,062,500 Series B Warrants outstanding that are convertible into common stock or preferred stock (with the Series B Warrants convertible into a maximum of 5,194,449 shares using the alternative cashless exercise feature as described in Note 10, above, under the heading “Series A Warrants and Series B Warrants”).

The rights and obligations of the holders of the preferred stock are set forth in the certificate of designations relating thereto.

At any time after its initial issuance date, each share of preferred stock is convertible into validly issued, fully paid and non-assessable shares of common stock based on a conversion price of $4.00 per share, subject to adjustment for unpaid dividends and any accrued charges, as well as equitable adjustments for stock splits, recapitalizations and similar transactions. However, it will effect the conversion of any preferred stock and any such conversion shall be null and void and treated as if never made, to the extent that after giving effect to such conversion, the holder would beneficially own in excess of either 4.99% or 9.99% (the “Maximum Percentage”) (as elected in writing by the holder on or prior to the initial issuance date of the preferred stock) of the shares of common stock outstanding immediately after giving effect to such conversion. For purposes of the foregoing sentence, beneficial ownership shall be calculated in accordance with Section 13(d) of the Exchange Act, and the shares of common stock issuable to a holder pursuant to the terms of the preferred stock in excess of the Maximum Percentage shall not be deemed to be beneficially owned by such holder for any purpose including for purposes of Section 13(d) or Rule 16a-1(a)(1) of the Exchange Act. All of the holders of the issued and outstanding preferred stock as of the date of this filing have elected a Maximum Percentage of 4.99%.

Under the certificate of designations, we may not enter into or be party to a “Fundamental Transaction” unless the successor entity assumes in writing all of our obligations under the certificate of designations. A “Fundamental Transaction” means, among other things, a transaction in which we, directly or indirectly, including through subsidiaries, affiliates or otherwise, in one or more related transactions, (i) consolidate or merge with or into (whether or not we are the surviving corporation) another entity; (ii) sell, assign, transfer, convey or otherwise dispose of all or substantially all of our properties or assets or any of our “significant subsidiaries” (as defined in Rule 1-02 of Regulation S-X) to one or more entities; (iii) make, or allow one or more entities to make, or allow us to be subject to or have our common stock be subject to or party to one or more entities making, a purchase, tender or exchange offer that is accepted by at least 50% of the outstanding shares of common stock; (iv) consummate a stock or share purchase agreement or other business combination (including a reorganization, recapitalization, spin-off or scheme of arrangement) with one or more entities whereby all such entities, individually or in the aggregate, acquire at least 50% of the outstanding shares of common stock; or (v) reorganize, recapitalize or reclassify our common stock. The foregoing provisions will not apply to a Fundamental Transaction where the purchaser or other successor entity provides cash consideration and such Fundamental Transaction does not involve the issuance of any securities to the holders of our securities or securities of our affiliates.

If at any time we grant, issue or sell any options, convertible securities or rights to purchase stock, warrants, securities or other property pro rata to all or substantially all of the record holders of any class of common stock, which is referred to as Purchase Rights, then each holder of preferred stock will be entitled to acquire, upon the terms applicable to such Purchase Rights, the aggregate Purchase Rights which such holder could have acquired if such holder had held the number of shares of common stock acquirable upon complete conversion of all preferred stock (without taking into account any limitations or restrictions on the convertibility of the shares of preferred stock) held by such holder immediately prior to the date on which a record is taken for the grant, issuance or sale of such Purchase Rights.

Holders of preferred stock have no voting rights with respect to their preferred stock, except as required by law.

Shares of preferred stock rank pari passu to the shares of common stock in respect of preferences as to dividends, distributions and payments upon our liquidation, dissolution and winding up, except that in a liquidation event, the holders of preferred stock shall be entitled to receive in cash out of our assets an amount per share of preferred stock equal to the greater of $4.00 (plus any unpaid dividends and accrued charges, as equitably adjusted for stock splits, recapitalizations and similar transactions) and the amount per share such holder would receive if such holder converted such preferred stock into common stock immediately prior to the date of such payment (without regard to any limitations on conversion), provided that if the liquidation funds are insufficient to pay the full amount due to the holders, then each holder shall receive a percentage of the liquidation funds equal to the full amount of liquidation funds payable to such holder, as a percentage of the full amount of liquidation funds payable to all holders (on an as-converted basis, without regard to any limitations on conversion set forth herein) and all holders of common stock.

Under the terms of the preferred stock, if holders convert their preferred stock and we fail to deliver common stock in response within the time periods and in the manner specified in the certificate of designations, we may suffer substantial penalties.

Our Amended Charter and related Certificate of Incorporation also provides that additional shares of preferred stock may be issued from time to time in one or more series. Our board of directors will be authorized to fix the voting rights, if any, designations, powers, preferences, the relative, participating, optional or other special rights and any qualifications, limitations and restrictions, applicable to such additional shares of each series. Our board of directors will be able to, without stockholder approval, issue preferred stock with voting and other rights that could adversely affect the voting power and other rights of the holders of the common stock and could have anti-takeover effects, but subject to the rights of the holders of the preferred stock. The ability of our board of directors to issue preferred stock without stockholder approval could have the effect of delaying, deferring or preventing a change of control of us or the removal of existing management.

Common Stock

As of December 31, 2015, we had 8,836,421 shares of common stock issued and outstanding. Additionally, there are 1,369,735 issued and outstanding shares of preferred stock convertible into common stock, outstanding warrants exercisable into 7,875,000 shares of common stock that were issued in exchange for former Chart warrants, and 3,187,500 Series A Warrants and 1,062,500 Series B Warrants outstanding that are convertible into common stock or preferred stock (with the Series B Warrants convertible into a maximum of 5,194,449 shares using the alternative cashless exercise feature as described in Note 10, above, under the heading “Series A Warrants and Series B Warrants”).

Additionally, pursuant to the terms of the Merger Agreement, we may be obligated to issue additional shares of common stock thereunder to the Members (or the Members may be required to forfeit certain of their shares of common stock) as a result of (i) adjustments to the merger consideration payable to the Members as a result of Tempus’ working capital and/or debt as of the completion of the Business Combination varying from the estimates that were made at the time of the consummation of the Business Combination, (ii) Tempus meeting certain financial milestones pursuant to the earn-out provisions of the Merger Agreement, up to a total of 6,300,000 shares and (iii) any indemnification payments that are made under the Merger Agreement by delivery of shares of common stock. Additionally, we may issue awards for up to a maximum of 640,616 shares of common stock under our 2015 Omnibus Equity Incentive Plan. The shares of common stock issued to the Members under the Merger Agreement are subject to certain lock-up restrictions as set forth in the Tempus Registration Rights Agreement to which the Members are subject.

Holders of common stock have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the common stock. Holders of common stock are entitled to receive such dividends, if any, as may be declared from time to time by the board of directors in its discretion out of funds legally available therefor.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Our board of directors is divided into three classes, each of which will generally serve for a term of three years (with a shorter period for the initial directors upon the Business Combination, where they continue until their class is up for election) with only one class of directors being elected in each year and with directors only permitted to be removed for cause. There is no cumulative voting with respect to the election of directors, with the result that the holders of more than 50% of the shares voted for the election of directors can elect all of the directors up for election at such time.

Certain shares of common stock that were issued in the Business Combination in exchange for Chart’s common stock held by certain of its initial stockholders, which we refer to as Founder Shares, are subject to forfeiture upon certain conditions. With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to our officers and directors and other persons or entities affiliated with the Chart’s initial stockholders, each of whom will be subject to the same transfer restrictions) until the earlier of (i) July 31, 2016 or earlier if the last sales price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after July 31, 2015, or (ii) the date on which we consummate a liquidation, merger, stock exchange or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property. In addition, 234,375 Founder Shares are subject to forfeiture pro rata by Chart’s initial stockholders in the event the last sales price of our common stock does not equal or exceed $11.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period within 60 months following July 31, 2015. An additional 234,375 Founder Shares, will be subject to forfeiture pro rata by Chart’s initial stockholders in the event the last sales price of our common stock does not equal or exceed $13.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period prior to July 31, 2020. Chart’ s initial stockholders have agreed that such shares will be subject to lockup and will not sell or transfer Founder Shares that remain subject to forfeiture as described above, until such time as the related forfeiture provisions no longer apply. The securities held by Chart’s initial stockholders are also subject to certain other lock-up restrictions under the terms of the Founders’ Registration Rights Agreement, to which such stockholders are subject.

We have made an adjustment to our capital contributed in excess of par to account for the fact that the Financing and Business Combination expenses, along with the valuation of the warrant liabilities associated with the warrants issued pursuant thereto, caused capital contributed in excess of par to go below zero. Any excess negative amount due to these transactions that would otherwise have been allocated to capital contributed in excess of par has now been recognized as a negative retained earnings amount.